United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2013

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-91.7%
CONSUMER DISCRETIONARY-7.0%
	Apparel Retail-4.1%
65,000	Chico’s FAS, Inc.	$1,092,000
60,000	Foot Locker, Inc.	2,054,400

		3,146,400
	Automotive Retail-0.5%
8,500	Lithia Motors, Inc., Class A	403,580

	Housewares & Specialties-2.1%
37,500	Jarden Corp.(1)	1,606,875

	Restaurants-0.3%
2,300	Buffalo Wild Wings, Inc.(1)	201,319

TOTAL CONSUMER DISCRETIONARY		5,358,174

CONSUMER STAPLES-2.4%
	Brewers-1.7%
8,000	The Boston Beer Co., Inc., Class A(1)	1,277,120

	Packaged Foods & Meats-0.7%
34,000	WhiteWave Foods Co., Class A(1)	580,380

TOTAL CONSUMER STAPLES		1,857,500

ENERGY-8.0%
	Oil & Gas Drilling-0.5%
6,900	Atwood Oceanics, Inc.(1)	362,526

	Oil & Gas Equipment & Services-1.5%
100,000	Key Energy Services, Inc.(1)	808,000
14,100	Superior Energy Services, Inc.(1)	366,177

		1,174,177
	Oil & Gas Exploration & Production-4.7%
54,000	Carrizo Oil & Gas, Inc.(1)	1,391,580
35,000	Newfield Exploration Co.(1)	784,700
12,000	Rosetta Resources, Inc.(1)	570,960
5,000	SM Energy Co.	296,100
10,000	Whiting Petroleum Corp.(1)	508,400

		3,551,740
	Oil & Gas Refining & Marketing-1.3%
16,500	Tesoro Corp.	966,075

TOTAL ENERGY		6,054,518

Shares/Principal Amount		Value
FINANCIALS-9.8%
	Asset Management & Custody Banks-1.6%
15,000	Cohen & Steers, Inc.	$541,050
66,000	WisdomTree Investments, Inc.(1)	686,400

		1,227,450
	Consumer Finance-0.3%
1,600	Portfolio Recovery Associates, Inc.(1)	203,072

	Investment Banking & Brokerage-2.0%
45,000	Stifel Financial Corp.(1)	1,560,150

	Property & Casualty Insurance-1.9%
10,000	Allied World Assurance Co. Holdings AG	927,200
20,000	First American Financial Corp.	511,400

		1,438,600
	Regional Banks-4.0%
20,000	Banner Corp.	636,600
105,000	Cardinal Financial Corp.	1,908,900
10,000	UMB Financial Corp.	490,700

		3,036,200

TOTAL FINANCIALS		7,465,472

HEALTH CARE-14.1%
	Biotechnology-5.2%
35,000	Achillion Pharmaceuticals, Inc.(1)	305,900
100,000	Astex Pharmaceuticals(1)	446,000
35,000	Cubist Pharmaceuticals, Inc.(1)	1,638,700
25,000	Myriad Genetics, Inc.(1)	635,000
80,000	Rigel Pharmaceuticals, Inc.(1)	543,200
30,000	Trius Therapeutics, Inc.(1)	205,200
50,000	Vical, Inc.(1)	199,000

		3,973,000
	Health Care Equipment-4.3%
25,000	Analogic Corp.	1,975,500
35,000	Insulet Corp.(1)	905,100
15,000	SurModics, Inc.(1)	408,750

		3,289,350
	Health Care Services-2.0%
20,000	Covance, Inc.(1)	1,486,400

	Health Care Supplies-2.3%
11,000	Align Technology, Inc.(1)	368,610
20,000	Neogen Corp.(1)	991,400
25,000	Rochester Medical Corp.(1)	365,500

		1,725,510
	Pharmaceuticals-0.3%
5,000	Salix Pharmaceuticals, Ltd.(1)	255,900

TOTAL HEALTH CARE		10,730,160

Shares/Principal Amount		Value

INDUSTRIALS-28.7%
	Aerospace & Defense-6.9%
75,000	Hexcel Corp.(1)	$2,175,750
67,000	Moog, Inc., Class A(1)	3,070,610

		5,246,360
	Airlines-2.3%
20,000	Allegiant Travel Co.	1,775,600

	Building Products-4.5%
30,000	AAON, Inc.	827,700
27,000	Lennox International, Inc.	1,714,230
45,000	Masco Corp.	911,250

		3,453,180
	Construction & Engineering-8.5%
55,200	Chicago Bridge & Iron Co., N.V.	3,427,920
10,000	MasTec, Inc.(1)	291,500
97,000	Quanta Services, Inc.(1)	2,772,260

		6,491,680
	Electronics-2.4%
23,200	OSI Systems, Inc.(1)	1,445,128
25,000	Zygo Corp.(1)	370,250

		1,815,378
	Industrial Machinery-0.3%
2,700	Chart Industries, Inc.(1)	216,027

	Miscellaneous Manufacturing-0.8%
20,000	Actuant Corp., Class A	612,400

	Trading Companies & Distributors-1.8%
25,000	United Rentals, Inc.(1)	1,374,250

	Trucking-1.2%
15,000	Ryder System, Inc.	896,250

TOTAL INDUSTRIALS		21,881,125

INFORMATION TECHNOLOGY-16.2%
	Application Software-2.5%
30,000	Bottomline Technologies de, Inc.(1)	855,300
3,000	Concur Technologies, Inc.(1)	205,980
35,000	Netscout Systems, Inc.(1)	859,950

		1,921,230
	Computer Hardware-0.8%
21,500	NCR Corp.(1)	592,540

	Data Processing & Outsourced Services-2.0%
15,000	Heartland Payment Systems, Inc.	494,550
15,000	Syntel, Inc.	1,012,800

		1,507,350
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	540,600

Shares/Principal Amount		Value
	Internet Software & Services-2.1%
10,000	j2 Global, Inc.	$392,100
25,000	Trulia, Inc.(1)	784,500
15,000	ValueClick, Inc.(1)	443,250

		1,619,850
	Semiconductor Equipment-3.3%
75,000	Teradyne, Inc.(1)	1,216,500
33,000	Ultratech, Inc.(1)	1,304,490

		2,520,990
	Semiconductors-2.5%
15,000	Cree, Inc.(1)	820,650
7,300	First Solar, Inc.(1)	196,808
135,000	LSI Corp.(1)	915,300

		1,932,758
	Systems Software-2.3%
30,000	MICROS Systems, Inc.(1)	1,365,300
30,000	Qualys, Inc.(1)	370,200

		1,735,500

TOTAL INFORMATION TECHNOLOGY		12,370,818

MATERIALS-2.6%
	Diversified Metals & Mining-0.3%
8,500	US Silica Holdings, Inc.	200,430

	Forest Products-2.3%
81,500	Louisiana-Pacific Corp.(1)	1,760,400

TOTAL MATERIALS		1,960,830

UTILITIES-2.9%
	Electric Utilities-2.9%
25,000	ITC Holdings Corp.	2,231,500

TOTAL UTILITIES		2,231,500

TOTAL COMMON STOCKS

(Cost $ 51,010,527)		69,910,097

EXCHANGE TRADED FUNDS-4.0%
15,000	iShares® Russell 2000® Growth Index ETF	1,616,250
15,500	iShares® Russell 2000® Index ETF	1,461,030

TOTAL EXCHANGE TRADED FUNDS

(Cost $ 2,831,584)		3,077,280

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
3,344,553	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	$3,344,553

	TOTAL SHORT TERM INVESTMENTS

	(Cost $3,344,553)	3,344,553

	TOTAL INVESTMENTS-100.1%
	(Cost $57,186,664)	76,331,930
	OTHER ASSETS AND LIABILITIES- NET(2) -(0.1)%	(89,560)

	NET ASSETS-100.0%	$76,242,370

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2013.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-93.1%
CONSUMER DISCRETIONARY-8.2%
	Apparel Retail-0.6%
50,000	The Gap, Inc.	$1,770,000

	Auto Parts & Equipment-1.5%
100,000	Delphi Automotive PLC	4,440,000

	Automobile Manufacturers-0.6%
150,000	Ford Motor Co.	1,972,500

	Broadcasting-1.6%
100,000	CBS Corp., Class B	4,669,000

	Cable & Satellite-0.3%
25,000	Comcast Corp., Class A	1,050,250

	Department Stores-1.4%
100,000	Macy’s, Inc.	4,184,000

	Movies & Entertainment-2.2%
115,000	The Walt Disney Co.	6,532,000

TOTAL CONSUMER DISCRETIONARY		24,617,750

CONSUMER STAPLES-10.3%
	Distillers & Vintners-2.1%
50,000	Diageo PLC, ADR	6,292,000

	Drugs Retail-2.3%
125,000	CVS Caremark Corp.	6,873,750

	Food Retail-2.4%
150,000	Mondelez International, Inc., Class A	4,591,500
31,000	Whole Foods Market, Inc.	2,689,250

		7,280,750

	Packaged Foods & Meats-1.3%
75,000	General Mills, Inc.	3,698,250

	Soft Drinks-2.2%
160,000	The Coca-Cola Co.	6,470,400

TOTAL CONSUMER STAPLES		30,615,150

ENERGY-7.4%
	Integrated Oil & Gas-0.5%
13,000	Chevron Corp.	1,544,660

Shares/Principal Amount		Value
	Oil & Gas Equipment & Services-0.5%
21,000	National Oilwell Varco, Inc.	$1,485,750

	Oil & Gas Exploration & Production-5.3%
50,000	Apache Corp.	3,858,000
100,000	Carrizo Oil & Gas, Inc.(1)	2,577,000
15,000	Cimarex Energy Co.	1,131,600
11,500	Continental Resources, Inc.(1)	999,695
20,000	Pioneer Natural Resources Co.	2,485,000
125,000	Southwestern Energy Co.(1)	4,657,500

		15,708,795
	Oil & Gas Refining & Marketing-1.1%
75,000	Valero Energy Corp.	3,411,750

TOTAL ENERGY		22,150,955

FINANCIALS-18.0%
	Asset Management & Custody Banks-2.6%
265,000	Invesco, Ltd.	7,674,400

	Consumer Finance-2.5%
110,000	American Express Co.	7,420,600

	Diversified Banks-4.3%
60,000	The Toronto-Dominion Bank	4,996,200
210,000	Wells Fargo & Co.	7,767,900

		12,764,100
	Investment Banking & Brokerage-1.5%
200,000	Morgan Stanley	4,396,000

	Property & Casualty Insurance-2.2%
75,000	ACE, Ltd.	6,672,750

	Regional Banks-3.2%
150,000	BB&T Corp.	4,708,500
300,000	Fifth Third Bancorp	4,893,000

		9,601,500
	Specialized REITS-1.7%
100,000	Plum Creek Timber Co., Inc.	5,220,000

TOTAL FINANCIALS		53,749,350

HEALTH CARE-13.6%
	Biotechnology-3.0%
35,000	Amgen, Inc.	3,587,850
40,000	Celgene Corp.(1)	4,636,400
14,000	Gilead Sciences, Inc.(1)	685,020

		8,909,270
	Health Care Equipment-1.2%
25,000	Baxter International, Inc.	1,816,000
25,000	Covidien PLC	1,696,000

		3,512,000
	Managed Health Care-1.1%
60,000	UnitedHealth Group, Inc.	3,432,600

Shares/Principal Amount		Value
	Pharmaceuticals-8.3%
100,000	Abbott Laboratories	$3,532,000
65,000	Allergan, Inc.	7,255,950
100,000	Johnson & Johnson	8,153,000
135,000	Merck & Co., Inc.	5,971,050

		24,912,000

TOTAL HEALTH CARE		40,765,870

INDUSTRIALS-18.2%
	Aerospace & Defense-7.2%
100,000	The Boeing Co.	8,585,000
75,000	Honeywell International, Inc.	5,651,250
155,000	Moog, Inc., Class A(1)	7,103,650

		21,339,900
	Airlines-1.1%
250,000	Southwest Airlines Co.	3,370,000

	Construction & Engineering-2.8%
135,000	Chicago Bridge & Iron Co., N.V.	8,383,500

	Industrial Conglomerates-3.3%
425,000	General Electric Co.	9,826,000

	Railroads-1.9%
15,000	Canadian National Railway Co.	1,504,500
30,000	Union Pacific Corp.	4,272,300

		5,776,800
	Trucking-1.9%
75,000	JB Hunt Transport Services, Inc.	5,586,000

TOTAL INDUSTRIALS		54,282,200

INFORMATION TECHNOLOGY-16.7%
	Communications Equipment-3.1%
10,000	F5 Networks, Inc.(1)	890,800
125,000	QUALCOMM, Inc.	8,368,750

		9,259,550
	Computer Hardware-2.4%
16,000	Apple, Inc.	7,082,080

	Computer Storage & Peripherals-2.7%
225,000	EMC Corp.(1)	5,375,250
50,000	SanDisk Corp.(1)	2,750,000

		8,125,250
	Internet Software & Services-1.6%
6,000	Google, Inc., Class A(1)	4,764,180

	Semiconductors-2.0%
40,000	Avago Technologies, Ltd.	1,436,800
100,000	Broadcom Corp., Class A	3,467,000
175,000	LSI Corp.(1)	1,186,500

		6,090,300

Shares/Principal Amount		Value
	Systems Software-4.9%
200,000	Microsoft Corp.	$5,722,000
275,000	Oracle Corp.	8,893,500

		14,615,500

TOTAL INFORMATION TECHNOLOGY		49,936,860

MATERIALS-0.7%
	Fertilizers & Agricultural Chemicals-0.7%
11,500	CF Industries Holdings, Inc.	2,189,255

TOTAL MATERIALS		2,189,255

TOTAL COMMON STOCKS

(Cost $220,093,425)		278,307,390

SHORT TERM INVESTMENTS-7.8%
	Mutual Funds-7.8%
23,460,202	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	23,460,202

TOTAL SHORT TERM INVESTMENTS

(Cost $23,460,202)		23,460,202

TOTAL INVESTMENTS-100.9%
(Cost $243,553,627)		301,767,592
OTHER ASSETS AND LIABILITIES-NET(2)-(0.9)%		(2,666,143)

NET ASSETS-100.0%		$299,101,449

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2013.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-59.6%
CONSUMER DISCRETIONARY-4.7%
	Cable & Satellite-0.6%
10,000	Comcast Corp., Class A	$420,100

	Department Stores-1.3%
24,000	Macy’s, Inc.	1,004,160

	Home Improvement Retail-1.2%
13,000	The Home Depot, Inc.	907,140

	Restaurants-1.6%
10,000	Darden Restaurants, Inc.	516,800
7,500	McDonald’s Corp.	747,675

		1,264,475

TOTAL CONSUMER DISCRETIONARY		3,595,875

CONSUMER STAPLES-6.7%
	Agricultural Products-0.6%
6,000	Bunge, Ltd.	442,980

	Drugs Retail-0.7%
10,000	CVS Caremark Corp.	549,900

	Food Retail-0.4%
10,000	Mondelez International, Inc., Class A	306,100

	Packaged Foods & Meats-2.4%
20,000	General Mills, Inc.	986,200
8,000	Kraft Foods Group, Inc.	412,240
15,000	The Kroger Co.	497,100

		1,895,540
	Soft Drinks-1.3%
25,000	The Coca-Cola Co.	1,011,000

	Tobacco-1.3%
19,000	Altria Group, Inc.	653,410
3,500	Philip Morris International, Inc.	324,485

		977,895

TOTAL CONSUMER STAPLES		5,183,415

ENERGY-8.1%
	Integrated Oil & Gas-4.8%
8,000	Chevron Corp.	950,560
12,000	Exxon Mobil Corp.	1,081,320
9,000	Occidental Petroleum Corp.	705,330
15,000	Royal Dutch Shell PLC, ADR	977,400

		3,714,610

Shares/Principal Amount		Value
	Oil & Gas Drilling-1.4%
18,000	Ensco PLC, Class A	$1,080,000

	Oil & Gas Equipment & Services-1.3%
5,000	National Oilwell Varco, Inc.	353,750
10,000	Oceaneering International, Inc.	664,100

		1,017,850
	Oil & Gas Exploration & Production-0.6%
5,500	Apache Corp.	424,380

TOTAL ENERGY		6,236,840

FINANCIALS-7.8%
	Consumer Finance-0.8%
9,000	American Express Co.	607,140

	Diversified Banks-0.3%
3,000	The Toronto-Dominion Bank	249,810

	Life & Health Insurance-0.6%
8,000	Prudential Financial, Inc.	471,920

	Other Diversified Financial Services-0.6%
10,000	JPMorgan Chase & Co.	474,600

	Property & Casualty Insurance-0.7%
6,000	ACE, Ltd.	533,820

	Regional Banks-1.8%
7,524	Commerce Bancshares, Inc.	307,205
16,000	PNC Financial Services Group, Inc.	1,064,000

		1,371,205
	Residential REITS-1.6%
15,000	American Campus Communities, Inc.	680,100
8,000	Home Properties, Inc.	507,360

		1,187,460
	Retail REITS-0.6%
12,500	National Retail Properties, Inc.	452,125

	Specialized REITS-0.8%
12,000	Plum Creek Timber Co., Inc.	626,400

TOTAL FINANCIALS		5,974,480

HEALTH CARE-6.0%
	Health Care Distributors-1.0%
6,800	McKesson Corp.	734,128

	Healthcare Equipment-0.5%
6,000	Covidien PLC	407,040

	Pharmaceuticals-4.5%
36,500	Bristol-Myers Squibb Co.	1,503,435

Shares/Principal Amount		Value
7,500	Eli Lilly & Co.	$425,925
7,800	Johnson & Johnson	635,934
20,000	Merck & Co., Inc.	884,600

		3,449,894

TOTAL HEALTH CARE		4,591,062

INDUSTRIALS-6.7%
	Aerospace & Defense-1.4%
7,000	The Boeing Co.	600,950
6,000	Honeywell International, Inc.	452,100

		1,053,050
	Building Products-0.6%
22,000	Masco Corp.	445,500

	Construction & Engineering-1.2%
15,000	Chicago Bridge & Iron Co., N.V.	931,500

	Industrial Conglomerates-1.5%
8,000	Danaher Corp.	497,200
30,000	General Electric Co.	693,600

		1,190,800
	Industrial Machinery-0.6%
8,000	Eaton Corp. PLC	490,000

	Railroads-1.4%
7,300	Union Pacific Corp.	1,039,593

TOTAL INDUSTRIALS		5,150,443

INFORMATION TECHNOLOGY-11.2%
	Communications Equipment-1.3%
17,000	Cisco Systems, Inc.	355,470
10,000	QUALCOMM, Inc.	669,500

		1,024,970
	Computer Hardware-4.2%
4,300	Apple, Inc.	1,903,309
6,000	International Business Machines Corp.	1,279,800

		3,183,109
	Computer Storage & Peripherals-0.4%
14,000	EMC Corp.(1)	334,460

	Electronic Manufacturing Services-0.8%
15,000	TE Connectivity, Ltd.	628,950

	Internet Software & Services-1.5%
1,400	Google, Inc., Class A(1)	1,111,642

	Semiconductors-1.8%
17,500	Broadcom Corp., Class A	606,725
22,000	Texas Instruments, Inc.	780,560

		1,387,285

Shares/Principal Amount		Value
	Systems Software-1.2%
15,000	Microsoft Corp.	$429,150
15,000	Oracle Corp.	485,100

		914,250

TOTAL INFORMATION TECHNOLOGY		8,584,666

MATERIALS-3.9%
	Diversified Chemicals-2.4%
17,000	The Dow Chemical Co.	541,280
17,500	EI du Pont de Nemours & Co.	860,300
3,000	PPG Industries, Inc.	401,820

		1,803,400
	Fertilizers & Agricultural Chemicals-0.4%
1,800	CF Industries Holdings, Inc.	342,666

	Paper Products-1.1%
18,000	International Paper Co.	838,440

TOTAL MATERIALS		2,984,506

TELECOMMUNICATION SERVICES-2.0%
	Integrated Telecommunication Services-2.0%
10,000	AT&T, Inc.	366,900
12,000	CenturyLink, Inc.	421,560
15,000	Verizon Communications, Inc.	737,250

		1,525,710

TOTAL TELECOMMUNICATION SERVICES		1,525,710

UTILITIES-2.5%
	Electric Utilities-2.5%
14,000	Duke Energy Corp.	1,016,260
7,500	NextEra Energy, Inc.	582,600
7,500	The Southern Co.	351,900

		1,950,760

TOTAL UTILITIES		1,950,760

TOTAL COMMON STOCKS

(Cost $ 34,418,301)		45,777,757

EXCHANGE TRADED FUNDS-2.3%
24,000	iShares® MSCI Emerging Markets Index Fund	1,026,720
3,500	iShares® Russell 2000® Growth Index ETF	377,125
5,800	Vanguard REIT ETF	409,074

TOTAL EXCHANGE TRADED FUNDS

(Cost $ 1,631,827)		1,812,919

Shares/Principal Amount		Value

PREFERRED STOCKS-2.2%
	Diversified Banks-0.5%
15,000	Wells Fargo & Co., 5.200%	$382,350

	Investment Banking & Brokerage-0.7%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	493,080

	Other Diversified Financial Services-0.7%
21,000	Bank of America Corp., Series J, 7.250%	541,170

	Regional Banks-0.3%
10,000	PNC Financial Services Group, Inc., 5.375%	254,700
TOTAL PREFERRED STOCKS

(Cost $1,579,522)		1,671,300

CORPORATE BONDS-18.5%
	Automobile Manufactures-1.3%
$1,000,000	Toyota Motor Credit Corp., 2.250%, 12/7/2027(3)	981,368

	Communications Equipment-1.5%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,137,330

	Computer Hardware-2.9%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	523,455
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,036,016
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	660,781

		2,220,252
	Diversified Chemicals-1.3%
1,000,000	The Dow Chemical Co., 3.000%, 11/15/2022	985,573

	Health Care Equipment-0.7%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	575,784

	Health Care Services-0.7%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	528,628

Shares/Principal Amount		Value
	Industrial Conglomerates-2.0%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$529,192
500,000	General Electric Capital Corp., 1.281%, 3/15/2023(2)	502,570
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	505,243

		1,537,005
	Investment Banking & Brokerage-0.7%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	566,059

	Networking Products-0.7%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	524,389

	Oil & Gas Exploration & Production-0.6%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	502,109

	Other Diversified Financial Services-3.4%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.238%, 4/1/2014(2)	1,005,014
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,110,906
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	493,230

		2,609,150
	Packaged Foods & Meats-0.6%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	508,438

	Regional Banks-0.7%
500,000	PNC Bank NA, 2.950%, 1/30/2023	498,506

	REITS - Healthcare-0.7%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	530,159

	Specialty Stores-0.7%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	534,364

TOTAL CORPORATE BONDS

(Cost $13,478,960)		14,239,114

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.3%
	Federal National Mortgage Association-1.3%
$946,935	Series 2012-100, Class NA, 2.000%, 11/25/2041	$956,165
39,666	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	40,101
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $1,001,086)		996,266

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-1.6%
	Federal Home Loan Mortgage Corp.-0.0%(4)
12,526	Pool E84004, 6.000%, 6/1/2016	13,336

	Federal National Mortgage Association-1.6%
115,405	Pool 254831, 5.000%, 8/1/2023	125,149
505,286	Pool AE0375, 4.000%, 7/1/2025	540,945
487,726	Pool AD6175, 4.000%, 9/1/2025	522,147

		1,188,241
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $1,147,089)		1,201,577

U.S. GOVERNMENT AGENCY SECURITIES-2.0%
	Federal Home Loan Banks-1.4%
450,000	5.250%, 6/10/2022	574,402
500,000	1.250%, 10/25/2022(3)	500,018

		1,074,420

	Federal Home Loan Mortgage Corp.-0.6%
500,000	2.500%, 12/26/2025	494,243
TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $1,474,507)		1,568,663

TAXABLE MUNICIPAL BONDS-7.7%
	Alaska-0.8%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	566,450

Shares/Principal Amount		Value
	Florida-0.6%
$425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	$501,207

	Michigan-1.1%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	302,181
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	588,175

		890,356
	Ohio-1.6%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	541,870
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	704,138

		1,246,008
	Pennsylvania-2.0%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	607,565
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	588,505
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	315,999

		1,512,069
	Virginia-0.8%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	589,220

	Wisconsin-0.8%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	582,950

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $5,114,672)		5,888,260

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-0.7%
	West Virginia-0.7%
$500,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	$523,625

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $505,581)		523,625

SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
3,411,367	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,411,367

TOTAL SHORT TERM INVESTMENTS

(Cost $3,411,367)		3,411,367

TOTAL INVESTMENTS-100.3%
(Cost $63,762,912)		77,090,848
OTHER ASSETS AND LIABILITIES-NET(5) -(0.3)%		(232,952)

NET ASSETS-100.0%		$76,857,896

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2013.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.

Note :	The categories of investments are shown as a percentage of net assets at March 31, 2013.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
ETF	-	Exchange Traded Fund.
FGIC	-	Financial Guaranty Insurance Co.
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International.
NATL-RE	-	Third party insurer for municipal debt securities.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public
limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
REMIC	-	Real Estate Mortgage Investment Conduit.
Sr.	-	Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS WESMARK GOVERNMENT BOND FUND March 31, 2013 (Unaudited)
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-41.3%
	Federal Home Loan Mortgage Corp.-23.9%
$559,996	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$601,720
50,013	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	50,158
284,288	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	295,545
1,549,083	Series 2005-3030, Class FL, 0.603%, 9/15/2035, REMIC(1)	1,563,406
330,210	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	335,666
80,436	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	80,541
314,780	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	324,166
201,262	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	204,448
143,497	Series 2007-3342, Class FT, 0.653%, 7/15/2037, REMIC(1)	144,068
1,001,057	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	1,049,612
363,210	Series 2009-3540, Class KF, 1.253%, 11/15/2036, REMIC(1)	369,063
2,695,471	Series 2010-3758, Class FB, 0.703%, 11/15/2040, REMIC(1)	2,707,674
7,264,485	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	7,375,705
2,187,910	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,325,536
13,113,385	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	13,364,192
7,159,489	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	7,290,414
8,853,942	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(1)	8,976,782
4,348,545	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	4,414,574
6,732,965	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	6,828,452
6,414,545	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	6,448,414

		64,750,136
	Federal National Mortgage Association-16.1%
3,421,561	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	3,658,969
4,720,974	Series 2005-13, Class FQ, 0.604%, 3/25/2035, REMIC(1)	4,758,577

Shares/Principal Amount		Value
$196,229	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	$197,005
583,652	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	599,618
1,776,698	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,806,106
3,381,827	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	3,499,616
5,363,461	Series 2012-103, Class CE, 2.000%, 6/25/2039(1)	5,450,601
4,837,445	Series 2012-103, Class NG, 1.750%, 11/25/2041	4,872,792
4,497,599	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC(1)	4,572,147
4,579,033	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	4,611,741
4,570,188	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	4,610,817
4,614,092	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	4,821,223

		43,459,212
	Government National Mortgage Association- 1.3%
3,455,107	Series 2011-11, Class PC, 2.000%, 4/20/2040	3,530,590
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $110,505,571)		111,739,938

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-20.2%
	Federal Home Loan Mortgage Corp.-2.4%
1,212,298	Pool C90993, 5.500%, 10/1/2026	1,321,306
1,082,038	Pool G30387, 5.500%, 2/1/2028	1,175,276
1,149,314	Pool C91349, 4.500%, 12/1/2030	1,256,045
2,619,014	Pool C91361, 4.000%, 3/1/2031	2,810,419

		6,563,046
	Federal National Mortgage Association-17.8%
1,348,974	Pool 972080, 5.000%, 2/1/2023	1,456,825
1,705,000	Pool AM2737, 1.660%, 3/1/2023	1,735,946
1,058,002	Pool 255857, 5.500%, 8/1/2025	1,163,593
2,414,560	Pool 255994, 5.500%, 11/1/2025	2,665,679
3,385,959	Pool 256041, 5.500%, 12/1/2025	3,723,884

Shares/Principal Amount		Value
$444,567	Pool 256198, 5.500%, 4/1/2026	$487,269
931,099	Pool 831505, 5.500%, 4/1/2026	1,020,533
1,162,743	Pool 256272, 5.500%, 6/1/2026	1,274,427
1,631,587	Pool 256275, 6.000%, 6/1/2026	1,798,502
471,404	Pool 256311, 6.000%, 7/1/2026	519,629
10,102,916	Pool MA0641, 4.000%, 2/1/2031	10,853,057
5,425,651	Pool MA0645, 4.000%, 2/1/2031	5,828,506
4,218,840	Pool MA0695, 4.000%, 4/1/2031	4,532,089
2,695,375	Pool MA0756, 4.000%, 5/1/2031	2,895,507
7,625,049	Pool MA0818, 4.000%, 8/1/2031	8,191,209

		48,146,655
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $51,355,938)		54,709,701

U.S. GOVERNMENT AGENCY SECURITIES-6.8%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,503,823

	Federal Farm Credit Bank-1.8%
5,000,000	2.100%, 12/5/2022	4,951,020

	Federal National Mortgage Association-3.7%
4,955,222	2.000%, 2/25/2033	5,058,464
4,945,365	1.750%, 1/25/2042	4,930,524

		9,988,988

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $18,150,129)		18,443,831

U.S. TREASURY BONDS-4.7%
	U.S. Treasury Bonds-4.7%
8,000,000	7.625%, 2/15/2025	12,715,000

TOTAL U.S. TREASURY BONDS

(cost $12,979,369)		12,715,000

U.S. TREASURY NOTES-4.3%
	U.S. Treasury Notes-4.3%
12,000,000	1.625%, 11/15/2022	11,799,372

Shares/Principal Amount		Value

TOTAL U.S. TREASURY NOTES

(Cost $11,959,814)		$11,799,372

TAXABLE MUNICIPAL BONDS-20.4%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	1,001,458

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,188,970

	Arkansas-0.4%
1,000,000	State of Arkansas Water & Waste Disposable, General Obligation Unlimited Bonds, 3.150%, 7/1/2025	1,008,690

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	634,800

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,131,440
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,187,810

		2,319,250

	Illinois-2.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,159,050

455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	527,359
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,178,690
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,175,720

Shares/Principal Amount		Value
$250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	$286,267
	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	176,227
1,000,000	6.650%, 1/1/2026	1,226,140
1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	1,161,730

		6,891,183

	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	527,636

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	511,272
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	235,350
380,000	5.500%, 9/1/2023	445,094
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	362,679

		1,554,395

	Kentucky-3.2%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	552,675
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,360,503
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,762,129
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	337,200
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	336,135
315,000	5.250%, 12/1/2025	352,422

Shares/Principal Amount		Value
$1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	$1,154,840
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	609,765
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,129,920
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	570,240
500,000	5.500%, 12/1/2025	572,345

		8,738,174
	Michigan-1.2%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	659,576
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	532,009
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	933,191
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,141,220

		3,265,996
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	557,630

	Mississippi-0.1%
250,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	289,720

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,880,496
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,553,400

		4,433,896

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	253,484

Shares/Principal Amount		Value

	New Mexico-0.2%
$500,000	New Mexico State Financial Authority, Revenue Bonds, 4.250%, 6/1/2024	$543,495

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	707,221

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,127,159

	Ohio-3.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,396,862
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,099,690
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,050,180
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	600,040
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	1,028,691
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	596,730
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	205,742
260,000	5.500%, 12/1/2022	298,527
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,105,560
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	672,440
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,025,118

		9,079,580

	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,075,650

Shares/Principal Amount		Value
$750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	$909,083

		1,984,733

	Pennsylvania-1.2%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,052,430
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,111,550
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,002,390

		3,166,370

	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,018,268

	Texas-1.6%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	588,685
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,205,900
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,544,488

		4,339,073

	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	573,690

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $49,727,461)		55,204,871

NON-TAXABLE MUNICIPAL BONDS-0.6%
	Michigan-0.6%
1,640,000	Brighton Area School District General Obligation Unlimited Bonds, 4.000%, 5/1/2027	1,699,319

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $1,695,350)		1,699,319

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
3,719,040	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	$3,719,040

TOTAL SHORT TERM INVESTMENTS

(Cost $3,719,040)		3,719,040

TOTAL INVESTMENTS-99.7%
(Cost $260,092,672)		270,031,072
OTHER ASSETS AND LIABILITIES- NET(3) -0.3%		754,468

NET ASSETS-100.0%		$270,785,540

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $3,503,823 or 1.3% of net assets.

(3)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at March 31, 2013.

The following acronyms are used throughout this portfolio:

REMIC	-	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2013 (Unaudited)

Shares/Principal	Amount	Value
MUNICIPAL BONDS-97.7%
	Nevada-0.2%
$285,000	County of Washoe, Nevada, General Obligation Limited Bonds, Series B, 3.000%, 3/1/2025	$282,176

	New Mexico-0.1%
140,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	141,641

	Ohio-2.4%
650,000	City of Akron, Ohio, General Obligation Limited Bonds, 2.125%, 12/1/2018	674,836
870,000	City of Marysville, Ohio, General Obligation Limited Bonds, 4.125%, 12/1/2027	916,397
500,000	City of Toledo, Ohio, Water System Revenue Bonds, 3.000%, 11/15/2026	490,650
150,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	150,584
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027, (NATL-RE FGIC)	515,745

		2,748,212
	Pennsylvania-2.2%
345,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	356,768
455,000	Jim Thorpe, Pennsylvania, School District General Obligation Limited Bonds, 3.200%, 3/15/2020	477,777
200,000	Township of Heidelberg, Pennsylvania, Revenue Bonds, 2.875%, 12/1/2027	190,626
1,175,000	Upper Darby Pennsylvania School District General Obligation Unlimited Bonds, 5.000%, 5/1/2019, (NATL-RE FGIC)	1,279,540
200,000	Wilson, Pennsylvania, School District General Obligation Limited Bonds, Series B, 4.000%, 5/15/2023	223,468

		2,528,179

	Texas-2.6%
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	557,165

Shares/Principal	Amount	Value
$1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	$1,079,450
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	425,265
455,000	3.500%, 9/1/2026	445,436
475,000	3.500%, 9/1/2027	459,287

		2,966,603
	Virginia-0.7%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	837,629

	West Virginia-89.5%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,284,590
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
365,000	4.750%, 12/1/2019	382,735
880,000	4.125%, 12/1/2030	890,252
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	854,428
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024, (AGM)	261,517
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	476,326
815,000	Series A, 5.000%, 10/1/2022	821,936
400,000	Series A, 4.650%, 10/1/2025	400,252
700,000	Series A, 4.650%, 3/1/2037	707,707
135,000	Series B, 4.800%, 10/1/2025	135,084
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	647,818
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	210,442
205,000	3.750%, 6/1/2025	222,072
215,000	3.850%, 6/1/2026	232,996

Shares/Principal	Amount	Value
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
$200,000	Series A, 3.400%, 10/1/2014	$206,196
205,000	Series A, 3.600%, 10/1/2015	215,502
200,000	Series A, 3.800%, 10/1/2016	210,114
895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 4.400%, 8/1/2025	939,159
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	512,023
515,000	2.750%, 7/1/2023	505,045
500,000	4.000%, 7/1/2024	531,190
605,000	3.000%, 7/1/2025	597,643
575,000	3.100%, 7/1/2026	566,979
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.000%, 10/1/2013	55,207
150,000	3.500%, 10/1/2016	154,008
230,000	4.000%, 10/1/2020	235,264
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	252,057
490,000	Series A, 3.500%, 9/1/2027, (AGM)	499,232
370,000	City of Wheeling, West Virginia Revenue Bonds, 3.250%, 6/1/2015	386,535
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,013,290
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022, (NATL-RE FGIC)	1,008,390
1,460,000	Series 2003-A, 5.000%, 6/1/2032, (NATL-RE FGIC)	1,471,636
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,386,840
1,000,000	Series B, 3.100%, 6/1/2025	991,960
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	257,475
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,234,410
1,405,000	2.450%, 6/1/2026	1,328,048
610,000	2.625%, 6/1/2028	556,527
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,311,382
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,106,970

Shares/Principal	Amount	Value
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
$940,000	Series A, 5.250%, 7/1/2020	$983,860
500,000	Series A, 5.000%, 7/1/2030	519,760
525,000	Series A, 5.250%, 7/1/2035	538,125
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	528,630
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	141,643
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	2,058,712
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	520,615
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	650,364
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,800,656
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,297,854
823,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	834,892
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
1,240,000	Series A, 6.000%, 6/1/2023	1,251,842
900,000	Series A, 6.125%, 6/1/2028	908,784
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,277,236
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,367,890
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,619,100

Shares/Principal	Amount	Value
$1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	$1,719,112
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,085,460
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,302,566
755,000	Series B, 3.500%, 11/1/2026	769,164
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	966,193
860,000	4.750%, 6/1/2022	901,547
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	267,922
150,000	Series A, 3.000%, 8/1/2015	157,416
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
365,000	Series B, 3.375%, 10/1/2023	380,206
390,000	Series B, 3.500%, 10/1/2024	407,507
415,000	Series B, 3.625%, 10/1/2025	435,277
435,000	Series B, 3.750%, 10/1/2026	456,637
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	2,034,215
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	588,559
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,080,500
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,734,480
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	261,778
405,000	Series A, 4.000%, 4/1/2020	458,756

Shares/Principal	Amount	Value
$485,000	Series A, 5.000%, 4/1/2026	$559,675
150,000	Series B, 5.000%, 4/1/2016	157,088
40,000	Series B, 5.000%, 4/1/2016	41,775
2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	2,424,384
360,000	Series B, 3.200%, 4/1/2024	367,063
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	2,937,536
375,000	Series B, 3.375%, 4/1/2025	385,418
385,000	Series B, 3.500%, 4/1/2026	396,092
400,000	Series B, 3.600%, 4/1/2027	411,156
1,000,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	1,047,250
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,086,392
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,123,880
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	307,626
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	604,236
685,000	Series A, 2.000%, 11/1/2018	693,035
325,000	Series A, 3.600%, 5/1/2022	343,548
840,000	Series A, 3.200%, 11/1/2023	870,903
1,000,000	Series A, 3.800%, 11/1/2024	1,053,850
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	506,691
450,000	4.250%, 7/1/2018	516,834
500,000	Series A, 3.000%, 7/1/2025	496,435
700,000	Series A, 3.125%, 7/1/2026	692,111
200,000	Series B, 3.000%, 7/1/2018	217,074
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	874,549
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	541,190
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	298,680
335,000	Series A, 3.000%, 10/1/2020	348,477
340,000	Series A, 2.550%, 10/1/2021	339,742
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	414,052

Shares/Principal	Amount	Value
$1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	$1,137,520
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	535,170
345,000	Series B, 5.000%, 10/1/2025	407,169
750,000	Series B, 4.125%, 10/1/2031	795,510
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,070,340
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,364,684
500,000	Series C, 5.000%, 10/1/2034, (AGM)	535,170
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,140,680
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBAC)	2,061,380
250,000	Series A, 5.000%, 10/1/2028, (AMBAC)	258,413
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,203,502
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	536,975
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), 4.000%, 11/1/2025	1,544,642
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
725,000	4.000%, 11/1/2025	802,771
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,076,820
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	940,446
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,063,820
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	516,525
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,028,780
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	550,900
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,082,060
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	684,782

Shares/Principal	Amount	Value
$395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL- RE FGIC)	$333,862
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	746,634
500,000	Series A, 4.250%, 6/1/2026, (AGM)	519,770
500,000	Series A, 4.750%, 6/1/2036, (AGM)	520,965

		103,884,527
TOTAL MUNICIPAL BONDS

(Cost $109,031,319)		113,388,967

SHORT TERM INVESTMENTS-1.2%
	Mutual Funds-1.2%
1,319,445	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,319,445

TOTAL SHORT TERM INVESTMENTS

(Cost $1,319,445)		1,319,445

TOTAL INVESTMENTS-98.9%
(Cost $110,350,764)		114,708,412
OTHER ASSETS AND LIABILITIES- NET(1) -1.1%		1,329,013

NET ASSETS-100.0%		$116,037,425

(1)	Assets, other than investments in securities, less liabilities.

Note :	The categories of investments are shown as a percentage of net assets at March 31, 2013.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2013 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

¡	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
¡

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

¡

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total

Common Stocks	$69,910,097	$–	$–	$69,910,097
Exchange Traded Funds	3,077,280	–	–	3,077,280
Short Term Investments	3,344,553	–	–	3,344,553

Total	$76,331,930	$–	$–	$76,331,930

WesMark Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$278,307,390	$–	$–	$278,307,390
Short Term Investments	23,460,202	–	–	23,460,202

Total	$301,767,592	$–	$–	$301,767,592

WesMark Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$45,777,757	$–	$–	$45,777,757
Exchange Traded Funds	1,812,919	–	–	1,812,919
Preferred Stocks	1,671,300	–	–	1,671,300
Corporate Bonds	–	14,239,114	–	14,239,114
U.S. Government Agency - Collateralized Mortgage Obligations	–	996,266	–	996,266
U.S. Government Agency - Mortgage Backed Securities	–	1,201,577	–	1,201,577
U.S. Government Agency Securities	–	1,568,663	–	1,568,663
Taxable Municipal Bonds	–	5,888,260	–	5,888,260
Non-Taxable Municipal Bonds	–	523,625	–	523,625
Short Term Investments	3,411,367	–	–	3,411,367

Total	$52,673,343	$24,417,505	$–	$77,090,848

WesMark Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$111,739,938	$–	$111,739,938
U.S. Government Agency - Mortgage Backed Securities	–	54,709,701	–	64,698,689
U.S. Government Agency Securities	–	18,443,831	–	8,454,843
U.S. Treasury Bonds	–	12,715,000	–	12,715,000
U.S. Treasury Notes	–	11,799,372	–	11,799,372
Taxable Municipal Bonds	–	55,204,871	–	55,204,871
Non-Taxable Municipal Bonds	–	1,699,319	–	1,699,319
Short Term Investments	3,719,040	–	–	3,719,040

Total	$3,719,040	$266,312,032	$–	$270,031,072

WesMark West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Municipal Bonds	$–	$113,388,967	$–	$113,388,967
Short Term Investments	1,319,445	–	–	1,319,445

Total	$1,319,445	$113,388,967	$–	$114,708,412

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended March 31, 2013. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Unrealized Appreciation/(Depreciation)

At March 31, 2013 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$57,186,664
Gross unrealized appreciation	20,247,867
Gross unrealized depreciation	(1,102,601)
Net unrealized appreciation	$19,145,266

Growth Fund
Aggregate tax cost	$243,553,627
Gross unrealized appreciation	60,914,854
Gross unrealized depreciation	(2,700,889)
Net unrealized appreciation	$58,213,965

Balanced Fund
Aggregate tax cost	$63,762,912
Gross unrealized appreciation	13,780,555
Gross unrealized depreciation	(452,619)
Net unrealized appreciation	$13,327,936

Government Bond Fund
Aggregate tax cost	$260,092,672
Gross unrealized appreciation	10,633,400
Gross unrealized depreciation	(695,000)
Net unrealized appreciation	$9,938,400

West Virginia Municipal Bond Fund
Aggregate tax cost	$110,350,764

Gross unrealized appreciation	4,719,390
Gross unrealized depreciation	(361,742)
Net unrealized appreciation	$4,357,648

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2013, 49% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 20, 2013

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 20, 2013